Commitments and Contingencies - Additional Information (Detail)			5 Months Ended	12 Months Ended
	Feb. 25, 2014 USD ($)	Feb. 10, 2014 $ / shares shares	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Feb. 13, 2015 $ / shares	Sep. 30, 2013 USD ($)	Aug. 19, 2013 USD ($)	Nov. 30, 2011 ft²
Commitments And Contingencies Disclosure [Abstract]
Lease expiration date				Jul. 31, 2020
Rent expense				$ 1,272,000	$ 1,143,000
Rent in arrears			$ 0	0	0	$ 185,000
Waiver of lease payment			503,000
Forfeiture of long-term deposit			269,000
Period for which warrants will be exercisable beginning with the closing of IPO		5 years
Warrant coverage amount			502,605		502,605			$ 502,605
Warrant become exercisable for shares of common stock | shares		50,260
Exercise price of warrants | $ / shares		$ 10.00					$ 1.56
Additional cash compensation expense				150,000
Annual cash compensation expense				$ 225,000
Alleged unpaid wages and penalties									$ 65,000
Alleged unpaid wages and penalties, paid	$ 25,000				40,000
Alleged unpaid wages and penalties, accrued			$ 25,000		$ 25,000
San Diego California Facility [Member]
Commitments And Contingencies Disclosure [Abstract]
Initial lease term						8 years
Lease expiration date				Oct. 31, 2018
Leased facility, expansion of original premises | ft²										9,849